May 1, 2009

Via EDGAR

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Washington Mutual Investors Fund, Inc.; File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

On behalf of Washington Mutual Investors Fund, Inc. (the “Registrant”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended, attached for filing via EDGAR is Form N-1A of the Registrant, which includes Post-Effective Amendment No. 117 to the Registration Statement under the Securities Act of 1933 and Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).  It is intended that this Amendment become effective on July 1, 2009.

Please note that this registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments with respect to the registration statements filed by AMCAP Fund, Inc. (File nos. 002-26516 and 811-01435) on February 27, 2009 and April 15, 2009, to the extent such comments apply to the Registrant.

Should you have any questions regarding the attached, please phone me at (202) 842-5633.

Sincerely,

/s/ Stephanie L. Pfromer
Stephanie L. Pfromer
Assistant Secretary

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